Financial instruments - Additional information (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 16, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 9,179	$ 6,775 [1]	$ 11,412
Provisionally priced receivables		1,154	1,234
Expected unconditional guaranteed royalty payments to be received		191	209
Expected unconditional guaranteed royalty payments to be received, unadjusted		$ 82
Increase (decrease) in change in coal spot price		(15.00%)
Accounting loss		$ 123
Borrowing costs capitalised		50
Oyu Tolgoi
Disclosure of detailed information about financial instruments [line items]
Deferral of the principal repayments (in years)	3 years
Extension of final maturity date (in years)	5 years
Financial assets measured at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Equity shares and quoted funds		152	153
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		9,179	6,775
Level 1
Disclosure of detailed information about financial instruments [line items]
Bonds, carrying value		8,400	6,600
Bonds, fair value		8,400	6,600
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 2,455	2,725
Level 3
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in change in coal spot price		15.00%
Increase in carrying value of forward contract due to coal spot price assumptions		$ 61	68
Decrease in carrying value of forward contract due to decrease in spot price		21	18
Borrowings		3,800	3,800
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		0	0
Borrowings		4,100	3,900
Level 3 | Aluminium forward contracts embedded in electricity purchase contracts
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives at fair value		$ 79	$ 208

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.